Earnings Per Unit	12 Months Ended
Dec. 31, 2018
Earnings Per Unit [Abstract]
Earnings per Unit

NOTE 15: EARNINGS PER UNIT

The unit and per unit data included in the accompanying consolidated financial statements have been restated for the periods presented to reflect the Company’s conversion to a limited partnership, as discussed in Note 1.

Earnings per unit is calculated by dividing net income available to common unit holders by the weighted average number of common units of Navios Containers L.P. outstanding during the period.

The general partner interest is a non-economic interest, meaning the Company’s general partner, Navios Maritime Containers GP LLC, does not participate in the Company’s distributions, profits or losses by reason of owning its general partner interest.

The calculations of the basic and diluted earnings per unit are presented below.

	Year Ended December 31, 2018	Period from April 28, 2017 (date of inception) to December 31, 2017
Numerator
Net income	$12,700	$2,638
Denominator:
Denominator for basic and diluted earnings per common unit—weighted average number of common units	33,527,135	18,371,855
Basic and diluted net earnings per common unit	$0.38	$0.14